RISK MANAGEMENT - Schedule of Credit Risk (Details) - Credit Risk - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	$ 38,133	$ 33,158
Trade and other receivables (excluding prepayments )
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	19,466	19,429
Cash and cash equivalents
Disclosure Of Credit Risk Exposure [Line Items]
Maximum exposure to credit risk	$ 18,667	$ 13,729